CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
CONSOLIDATED BALANCE SHEETS
Par value (per share) | $ / shares	$ 0	$ 0
Authorized (in shares)	25,348,176	25,348,176
Issued (in shares)	13,739,186	13,739,186
Outstanding (in shares)	13,739,186
Ordinary shares par value (per share) | $ / shares	$ 0	$ 0
Ordinary shares, authorized (in shares)	72,423,360	72,423,360
Ordinary shares, issued (in shares)	40,528,913	40,433,578
Ordinary shares, outstanding (in shares)	40,528,913	40,433,578